Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Line Items]
Property and Equipment, Gross	$ 7,992,422	$ 7,632,340	$ 2,080,969
Less - accumulated depreciation	(677,498)	(309,290)	(45,903)
Property and Equipment, net	7,314,924	7,323,050	2,035,066
Land [Member]
Property and Equipment [Line Items]
Property and Equipment, Gross	1,839,596	1,839,596	863,973
Computers and Equipment [Member]
Property and Equipment [Line Items]
Property and Equipment, Gross	1,361,716	1,321,708	173,498
Furniture and Fixtures [Member]
Property and Equipment [Line Items]
Property and Equipment, Gross	143,874	143,874	9,710
Automobile [Member]
Property and Equipment [Line Items]
Property and Equipment, Gross	101,269	69,083	21,050
Leasehold Improvements [Member]
Property and Equipment [Line Items]
Property and Equipment, Gross	383,879	95,991	15,027
Buildings [Member]
Property and Equipment [Line Items]
Property and Equipment, Gross	$ 4,162,088	$ 4,162,088	$ 997,711